Offerings	Dec. 16, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock ("Common Stock")
Amount Registered | shares	20,000,000
Maximum Aggregate Offering Price	$ 20,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,762.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover an indeterminable number of additional shares of the registrant's securities that become issuable by reason of any stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and Pre-Funded Warrants (including the Common Stock issuable upon exercise of the Pre-Funded Warrants), if any, is $20,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to Purchase Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and Pre-Funded Warrants (including the Common Stock issuable upon exercise of the Pre-Funded Warrants), if any, is $20,000,000. No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying the Pre-Funded Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent Warrants to Purchase Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying the Placement Agent Warrants
Amount Registered | shares	1,875,000
Maximum Aggregate Offering Price	$ 1,875,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 259.00
Offering Note	The Placement Agent Warrants are exercisable for a number of shares of Common Stock equal to % of the shares of Common Stock sold in this offering (including the shares of Common Stock issuable upon the exercise of the Pre-Funded Warrants), at an exercise price equal to % of the public offering price per share.